Employee benefits	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Employee benefits
(20)	Employee benefits
Employee benefits as of December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018

Defined benefit plan	$156,732	$144,862
Other benefits short term	105,792	89,567
Other benefits long term	4,491	803

Total	$267,015	$235,232

Current	$148,678	$125,147
Non – current	118,337	110,085

Total	$267,015	$235,232

The Group has a defined benefit plan which requires contributions to be made to separately administered funds. The Group has also agreed to provide post–employment benefits to its retirees that consist primarily of medical benefit plans as well as certain other benefits, including scholarships, tickets, seniority and retirement. These other benefits are unfunded.
Accounting for pensions and other post–employment benefits involves estimating the benefit cost to be provided well into the future and attributing that cost over the time period in which each employee works for the Group. This requires the use of extensive estimates and assumptions about inflation, investment returns, mortality rates, turnover rates, medical cost trends and discount rates, among other information. The Group has two distinct pension plans, one for pilots and the other for ground personnel. Both plans have been closed to new participants, and therefore there are a fixed number of beneficiaries covered under these plans as of December 31, 2019 and 2018.

	December 31, 2019	December 31, 2018

Fair value of plan assets	$(204,527)	$(178,594)
Present value of the obligation	361,259	323,456

Total employee benefit liability	$156,732	$144,862

The following table summarizes the components of net benefit expense recognized in the consolidated statement of comprehensive income and the funded status and amounts recognized in the consolidated statement of financial position for the respective plans:

Net benefit expense – year ended December 31, 2019 (recognized in Salaries, wages and benefits)	Defined benefit plan	Other benefits

Current service cost	$1,152	$1,359
Interest cost on net benefit obligation	16,376	3,780
Interest income on plan assets	(12,827)	—

Net Cost	$4,701	$5,139

Net benefit expense – year ended December 31, 2018 (recognized in Salaries, wages and benefits)	Defined benefit plan	Other benefits

Current service cost	$1,094	$2,353
Interest cost on net benefit obligation	17,375	3,706
Interest income on plan assets	(11,699)	—

Net Cost	$6,770	$6,059

Changes in the present value of defined benefit obligation as of December 31, 2019 are as follows:

	Defined benefit Obligation	Other benefits	Total

Benefit obligation as of December 31, 2018	$268,486	$54,970	$323,456
Period cost	17,528	5,139	22,667
Benefits paid by employer	(27,726)	(5,190)	(32,916)
Remeasurements of defined benefit liability	42,048	7,878	49,926
Exchange differences	(48)	(1,826)	(1,874)

Benefit obligation as of December 31, 2019	300,288	60,971	361,259
Fair value of plan assets	(204,527)	—	(204,527)

Total employee benefit liability	$95,761	$60,971	$156,732

Current	$39,539	$3,346	$42,885
Non-current	56,222	57,625	113,847

Total	$95,761	$60,971	$156,732

Changes in the fair value of plan assets are as follows:

Defined benefit plan

Fair value of plan assets at December 31, 2018	$178,594
Interest income on plan assets	12,827
Remeasurement of interest assumptions	7,385
Employer contributions	34,083
Benefits paid	(25,509)
Exchange differences	(2,853)

Fair value of plan assets at December 31, 2019	$204,527

Changes in the present value of defined benefit obligation as of December 31, 2018 are as follows:

	Defined benefit Obligation	Other benefits	Total

Benefit obligation as of December 31, 2017	$300,773	$63,270	$364,043
Period cost	18,469	6,059	24,528
Benefits paid by employer	(29,879)	(3,188)	(33,067)
Remeasurements of defined benefit liability	850	(6,172)	(5,322)
Other current	—	(342)	(342)
Exchange differences	(21,727)	(4,657)	(26,384)

Benefit obligation as of December 31, 2018	268,486	54,970	323,456
Fair value of plan assets	(178,594)	—	(178,594)

Total employee benefit liability	$89,892	$54,970	$144,862
Current	32,205	3,374	35,579
Non–current	57,687	51,596	109,283

Total	$89,892	$54,970	$144,862

Changes in the fair value of plan assets are as follows:

Defined benefit plan

Fair value of assets at December 31, 2017	$189,697
Interest income on plan assets	11,699
Remeasurement of interest assumptions	(14,361)
Employer contributions	31,871
Benefits paid	(26,268)
Exchange differences	(14,044)

Fair value of plan assets at December 31, 2018	$178,594

For the year ended December 31, 2019, 2018 and 2017, the remeasurements of defined benefit plan liability, net of $(42,541), $(9,039) and $(33,385) respectively were recognized in other comprehensive income.

	December 31, 2019	December 31, 2018	December 31, 2017
Actuarial gains (losses) recognized in other comprehensive income	$(49,926)	$5,322	$(38,205)
Return on plan assets adjustment	7,385	(14,361)	4,672
Adjustments for translation	—	—	148

Losses recognized in other comprehensive income	$(42,541)	$(9,039)	$(33,385)

The Group expects to contribute $38,706 to its defined benefit plan and other benefits in 2019.
Plan assets correspond to net funds transferred to CAXDAC, which is responsible for the administration of the pilots’ pension plan. The assets held by CAXDAC are segregated into separate accounts corresponding to each contributing Group. Additionally, the plan assets included a portion relating to pension plan of ground personnel.

The principal assumptions (inflation–adjusted) that are used in determining pension and post–employment medical benefit obligations for the Group’s plans are shown below:

	December 31, 2019	December 31, 2018
Discount rate on all plans	6.25%	7.25%
Price inflation	3.00%	3.00%
Future salary increases
Pilots	4.00%	4.00%
Cabin crew	4.00%	4.00%
Other employees	4.00%	4.00%
Future pension increase	3.00%	3.18%
Healthcare cost increase	4.50%	4.50%
Ticket cost increase	3.00%	3.00%
Education cost increase	3.00%	3.00%
The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	December 31, 2019	December 31, 2018
Equity securities	31.00%	31.00%
Debt securities	18.00%	21.00%
Domestic Corporate bonds	44.00%	32.00%
Foreign government/corporate bonds	1.00%	10.00%
Other	6.00%	6.00%
Equity securities comprise investments in Colombian entities with a credit rating between AAA and BBB. The debt securities include investments in bonds of the Colombian government, in banks and in Colombian public and private entities. Domestic corporate bonds include bonds issued by private companies and Foreign Government Corporate Bonds include Yankee bonds and bonds issued by financial and private entities abroad.

The following are the expected payments or contributions to the defined benefit plan in future years:

	December 31, 2019	December 31, 2018
Year 1	$34,655	$26,773
Year 2	21,413	24,798
Year 3	21,868	24,309
Year 4	22,537	24,781
Year 5	23,288	25,626
Next 5 years	117,918	132,969

	$241,679	$259,256

The average duration of the benefit plan obligation at December 31, 2019 and 2018 are 11.35 and 10.79, years, respectively.
Pension plans for ground personnel
In 2008, the Group entered into a commutation agreement with Compañía Aseguradora de Vida Colseguros S.A. (Insurance Company) in connection with the pension liability of two of the Company’s pension plans.
As of December 31, 2019, and 2018, there are 12 beneficiaries, which have not been commuted. Consequently, the Group estimates through an actuarial calculation the pension liability of these beneficiaries.
Pension plans for flight personnel
Due to local regulations for two of the Group’s pension plans, the Group has to make contributions to a fund which is externally administrated. The amount of the annual contribution is based on the following:

•	Basic contribution for the year: equal to the expected annual pension payments.

•
Additional contribution for the year (if necessary): equal to the necessary amount to match the actuarial liability under local accounting rules and the plan assets as of year 2023 (determined with an actuarial calculation).

Sensitivity Analysis
The calculation of the defined benefit obligation is sensitive to the aforementioned assumptions. The following table summarizes how the impact on the defined benefit obligation at the end of the reporting period would have increased (decreased) as a result of a change in the respective assumptions:

	0.5% increase	0.5% decrease
Discount rate	(19,352)	21,358
Pension increase	16,738	(15,276)
Mortality table	6,295	(6,380)
Other employee benefits
In the year 2018, the Group implemented a new incentive plan denominated options of shares: Avianca Holdings.
Annually, the beneficiaries of the plan will receive a package of virtual shares to which they can be made creditors at the end of the period, as long as the financial and customer satisfaction goals of the business plan are met.
Once the goal board is closed, and at the end of the period, the number of virtual shares the beneficiary takes can go from 0% to 200%, depending on the performance of long-term indicators. These indicators are measured in the short term (1 year), but their payment is long term, which will be deferred in 3 payments as long as there is employment linkage at the time of payment.
The beneficiaries of the plan are those positions of Vice President and Director level, in addition all those persons who are defined as high potential and / or who hold critical positions which must be approved by the CEO.
Each year a new package of virtual shares will be settled, which according to the performance of the period will be delivered in thirds during the following three years. The value to be paid for each third will be the result of calculating the number of virtual shares to be paid, multiplied by the value of the Avianca Holdings S.A. share. in NYC for the period. The payment will be made in the base country of work of the beneficiary, the value will be subject to the deductions of taxes that correspond to each country at the time of payment.
Based on the aforementioned assumptions, the Group recorded a liability of $2,619 and $1,312 on December 31, 2019 and 2018 which is considered within the other long-term employee benefits as a non-current
liability in the consolidated statement of financial position.